Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,013,867	$ 744,541
Amounts receivable	3,561,765	1,497,812
Prepaid expenses and deposits	414,212	150,128
Inventory	4,005,282	1,828,173
Current assets, Total	8,995,126	4,220,654
Long-term deposits	512,000	109,800
Property and equipment	9,726,822	9,774,966
Intangible assets	3,133,808	3,541,608
Goodwill	9,436,189	11,108,422
Total assets	31,803,945	28,755,450
Current liabilities
Accounts payable and accrued liabilities	8,545,048	1,829,025
Current portion of lease liability	17,640	10,688
Mortgage payable	3,507,389	3,501,554
Loan payable	314,555	0
Deferred revenue	275,575	0
Current liabilities, Total	12,660,207	5,341,267
Deferred tax liability	808,000	960,000
Lease liability	45,948	21,467
Government loan	60,000	60,000
Total liabilities	13,574,155	6,382,734
SHAREHOLDERS' EQUITY
Share capital	29,964,446	41,964,446
Shares to be cancelled	0	(12,000,000)
Reserves	6,474,732	6,336,019
Deficit	(18,209,388)	(13,927,749)
Total shareholders' equity	18,229,790	22,372,716
Total liabilities and shareholders' equity	$ 31,803,945	$ 28,755,450